SHARE-BASED PAYMENTS (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of share-based payment expense	The following table sets forth the total share-based payment expense for the nine and three-month periods ended September 30 in relation to all directors and employees of the Company.

	Nine-month period		Three-month period
	2026	2025	2026	2025
Equity-settled share-based payment expense	1	—	—	—
Total share-based compensation expense	1	—	—	—

Schedule of fair value assumptions share-based payments	The following table sets forth the principal assumptions applied by the Group in determining the fair value of issued equity settled share-based payment awards with market performance conditions:

Assumptions affecting inputs to fair value model	Equity-settled
Annual risk-free rates of return and discount rates (%)	3.65%	-	4.81%
Long-term dividend yield (%)			—%
Volatility of share price (%)	47.13%	-	49.80%
Share price (p)	$11.72	-	$14.29
The following table displays the calculation of the listing expense recognized on August 14, 2025 for the period ended
September 30, 2025:

	Number issued	Fair Value
Shares issued to SPAC public investors (at US$12.70 / share)	17,152,985	218
Shares issued to SPAC non-redeeming shareholders (at US$12.70 / share)	757,745	10
Shares issued to SPAC sponsor (at US$12.70 / share)	4,686,515	59
Shares issued to SPAC sponsor - Sponsor vesting shares, Tranche 1 (at US$8.70 / share)	661,919	6
Shares issued to SPAC sponsor - Sponsor vesting shares, Tranche 2 (at US$8.10 / share)	661,919	5
Warrants issued to SPAC public investors (at US$3.35 / warrant)	7,666,629	26
Fair value of consideration		324
Fair value of Cohen Circle Net Assets acquired		162
Excess of fair value of consideration over Cohen Circle’s net assets (IFRS 2 charge for listing service)		162